Securities Act File No. 333-225207

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒   Pre-Effective Amendment No. 1 ☐   Post-Effective Amendment No.

(Check appropriate box or boxes)

BNY Mellon Absolute insight Funds, inc.

(Exact Name of Registrant as Specified in its Charter)

Registrant's Telephone Number, including Area Code: (212) 922-6000

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices)

Jeff Prusnofsky, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

Explanatory Note

This Pre-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement.

2.	Part C to the Registration Statement (including signature page).

3.	Exhibit (14) to Item 16 to the Registration Statement.

This Pre-Effective Amendment No. 1 is being filed solely for the purpose of filing the Consents of Ernst & Young LLP, the independent registered public accounting firm of the Registrant and Dreyfus Investment Grade Funds, Inc. with respect to the Annual Report of BNY Mellon Insight Core Plus Fund, a series of the Registrant, for its fiscal year ended April 30, 2018 and the Annual Report of Dreyfus Intermediate Term Income Fund, a series of Dreyfus Investment Grade Funds, Inc. for its fiscal year ended July 31, 2017 as Exhibit (14) to Item 16 to this Registration Statement on Form N-14.

BNY Mellon Absolute insight Funds, inc.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed on November 28, 2017 (File No. 333-202460) ("Post-Effective Amendment No. 15").

Item 16	Exhibits.

(1)(a)	Registrant's Articles of Incorporation are incorporated by reference to Exhibit (a)(i) of the Registration Statement, filed on March 3, 2015 (the "Registration Statement").

(1)(b)	Articles Supplementary are incorporated by reference to Exhibit (a)(ii) of the Registration Statement.

(1)(c)	Articles Supplementary with respect to adding Class T shares are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 7 to the Registration Statement, filed on March 24, 2017 ("Post-Effective Amendment No. 7").

(1)(d)	Articles Supplementary are incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 13 to the Registration Statement, filed on October 31, 2017 ("Post-Effective Amendment No. 13").

(1)(e)	Articles Supplementary are incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 15.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Pre-Effective Amendment No. 2 to the Registration Statement, filed on November 4, 2015 ("Pre-Effective Amendment No. 2").

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 13.

(6)(b)	Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 18 to the Registration Statement, filed on February 28, 2018 ("Post-Effective Amendment No. 18").

(7)(1)	Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 13.

(7)(2)	Form of Broker-Dealer Selling Agreement and Bank Selling Agreement is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18.

(7)(3)	Shareholder Services Plan is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 13.

(7)(4)	Form of Service Agreement is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 5 to the Registration Statement, filed on February 27, 2017 ("Post-Effective Amendment No. 5").

(8)	Not Applicable.

(9)(a)	Custody Agreement is incorporated by reference to Exhibit (g) of Pre-Effective Amendment No. 2.

(9)(b)	Second Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 5.

(10)(a)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 13.

(10)(b)	Rule 12b-1 Service Plan with respect to Class T shares is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 7.

(10)(c)	Rule 18f-3 Plan, amended as of December 15, 2017 incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 17 to the Registration Statement, filed on December 14, 2017.

(11)	Opinion and Consent of Registrant's counsel.**

(12)	Opinion and Consent of counsel regarding tax matters.***

(13)	Not applicable.

(14)	Consents of Ernst & Young LLP, the independent registered public accounting firm of the Registrant and Dreyfus Investment Grade Funds, Inc. ****

(15)	Not Applicable.

(16)	Power of Attorney.*

*	Incorporated by reference to the Registration Statement on Form N-14, filed on May 25, 2018.

**	To be filed by pre-effective amendment.

***	To be filed by post-effective amendment.

****	Filed herewith.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 21st day of June, 2018.

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	June 21, 2018
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and	June 21, 2018
James Windels	Accounting Officer)

/s/ Joseph S. DiMartino*	Chairman of the Board	June 21, 2018
Joseph S. DiMartino

/s/ Gordon J. Davis*	Board Member	June 21, 2018
Gordon J. Davis

/s/ Joni Evans*	Board Member	June 21, 2018
Joni Evans

/s/ Joan L. Gulley*	Board Member	June 21, 2018
Joan L. Gulley

/s/ Ehud Houminer*	Board Member	June 21, 2018
Ehud Houminer

/s/ Alan H. Howard*	Board Member	June 21, 2018
Alan H. Howard

/s/ Robin A. Melvin*	Board Member	June 21, 2018
Robin A. Melvin

/s/ Burton N. Wallack*	Board Member	June 21, 2018
Burton N. Wallack

/s/ Benaree P. Wiley*	Board Member	June 21, 2018
Benaree P. Wiley

*BY:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Attorney-in-Fact